Financial Instruments and Derivatives (Details Textual) (HKD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 30, 2012
Derivative [Line Items]
Derivative, Variable Interest Rate	0.40%
Derivative, Fixed Interest Rate	2.07%
Interest Rate Swap One [Member]
Derivative [Line Items]
Interest Rate Derivatives, at Fair Value, Net		54
Derivative, Maturity Date	Sep. 30, 2014
Interest Rate Swap Two [Member]
Derivative [Line Items]
Interest Rate Derivatives, at Fair Value, Net			418	811